Revenue from contracts with customers - Summary of the Disaggregation of the Group's Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 190,056	€ 145,453	€ 133,900
Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	55,041	32,337	34,968
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	135,015	113,116	98,932
Charging sessions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	123,997	103,265	65,347
Service revenue from the sale of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,879	10,303	33,585
Service revenue from installation services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,359	20,391	28,630
Service revenue from operation and maintenance of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,529	5,399	3,230
Service revenue from consulting services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 6,292	€ 6,095	€ 3,108